Taxation - Tax charge/(credit) Relating To Components Of Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Remeasurement of post-employment benefit liabilities, before tax	€ (36.1)	€ 27.8	€ 35.9
Remeasurement of post-employment benefit liabilities, tax charge/(credit)	10.2	(8.3)	(6.7)
Remeasurement of post-employment benefit liabilities, after tax	(25.9)	19.5	29.2
Net investment hedge, before tax	(18.8)	10.1	(6.0)
Net investment hedge, tax charge/(credit)	0.0	0.0	0.0
Net investment hedge, after tax	(18.8)	10.1	(6.0)
Cash flow hedges, before tax	(22.6)	17.3	27.3
Cash flow hedges, tax charge/(credit)	13.6	(6.0)	(5.6)
Cash flow hedges, after tax	(9.0)	11.3	21.7
Other comprehensive (income)/loss, before tax	(77.5)	55.2	57.2
Other comprehensive (income)/loss, tax charges/(credits)	23.8	(14.3)	(12.3)
Other comprehensive (income)/loss, after tax	(53.7)	40.9	44.9
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Current tax	0.0	0.0	0.0
Deferred tax	23.8	(14.3)	(12.3)
Total current and deferred tax	€ 23.8	€ (14.3)	€ (12.3)
Standard tax rate	19.00%	19.00%	19.00%